RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Finance costs	$ 36	$ 283	$ 639	$ 663
Dividend Payable [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024		6,444	6,096	5,748
Financing cash flows		(6,444)
Finance costs			348	348
At March 31, 2025			6,444	6,096
Lease Liabilitie [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024		843	1,827	2,764
Financing cash flows		(861)	(1,052)	(1,052)
Finance costs		18	68	115
At March 31, 2025			843	1,827
Amountduetoadirector [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024		3,168	2,671	1,770
Financing cash flows		239	497	901
Finance costs
At March 31, 2025		3,407	3,168	2,671
Loan From Former Related Company [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024		150	350	350
Financing cash flows			(200)
Finance costs
At March 31, 2025		150	150	350
Total [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024		10,605	10,944	10,632
Financing cash flows		(7,066)	(755)	(151)
Finance costs		18	416	463
At March 31, 2025		$ 3,557	$ 10,605	$ 10,944